Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation
S-K,
we are providing the following information about the relationship between the compensation “actually paid” (“CAP”) to the Company’s principal executive officer (the “PEO”) and non-PEO
NEOs (the
“Non-PEO
NEOs”) and certain aspects of the financial performance of the Company. The CAP to our NEOs as reported in this section does not reflect the actual amount of compensation earned, realized or received by our NEOs, but is a calculation derived from the total compensation reported for each NEO in the 2024 Summary Compensation Table (the “SCT”), as adjusted pursuant to the requirements of Item 402(v) of SEC Regulation
S-K.
While the Compensation and Human Capital Committee did not utilize CAP as defined by the SEC in making compensation decisions in 2024, see “Compensation Discussion and Analysis—A Philosophy of
Pay-For-Performance”
for further information concerning the Company’s philosophy of pay-for-performance.
P
AY
VERSUS
P
ERFORMANCE
T
ABLE

Y EAR	S UMMARY C OMPENSATION T ABLE T O TAL FOR T ODD P ENEGOR 1	S UMMARY C OMPENSATION T ABLE T O TAL FOR K IRK T ANNER 1	C OMPENSATION A CTUALLY P AID TO T ODD P ENEGOR 2	C OMPENSATION A CTUALLY P AID TO K IRK T ANNER 2	A VERAGE S UMMARY C OMPENSATION T ABLE T OTAL FOR N ON -PEO NEO S 3	A VERAGE C OMPENSATION A CTUALLY P AID TO N ON -PEO NEO S 4	V ALUE OF I NITIAL F IXED $100 I NVESTMENT B ASED O N :		N ET I NCOME ( IN MILLIONS ) 7	A DJUSTED EBITDA ( IN MILLIONS ) 8
							T OTAL S HAREHOLDER R ETURN 5	P EER G ROUP T OTAL S HAREHOLDER R ETURN 6
(a)	($) (b)	($) (c)	($) (d)	($) (e)	($) (f)	($) (g)	($) (h)	($) (i)	($) (j)	($) (k)

2024	3,291,979	17,308,117	(2,273,046)	14,121,842	2,490,509	1,632,006	87.72	186.65	194.4	543.6

2023	8,596,408	—	1,412,451	—	2,746,501	686,555	97.84	163.00	204.4	535.9

2022	8,005,313	—	6,651,234	—	2,864,852	2,482,526	108.29	134.77	177.4	497.8

2021	9,669,733	—	11,210,465	—	3,463,434	3,974,600	111.37	147.99	200.4	467.0

2020	7,213,774	—	7,455,639	—	3,061,513	3,110,864	100.34	120.08	117.8	420.1

(1)
The dollar amounts shown in columns (b) and (c) reflect the amounts reported in the “Total” column of the SCT for each applicable year for Mr. Penegor (who was our PEO until February 5, 2024) and Mr. Tanner (who became our PEO on February 5, 2024), respectively.

(2)
The dollar amounts shown in columns (d) and (e) reflect the amount of CAP to Mr. Penegor and Mr. Tanner, respectively, as calculated in accordance with Item 402(v) of SEC Regulation
S-K
for each applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation
S-K,
the following adjustments were made to the amounts reported in the “Total” column of the SCT for Mr. Penegor and Mr. Tanner, as applicable, for each year to determine the CAP:

	T ODD P ENEGOR (PEO UNTIL F EBRUARY 5, 2024)
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

SCT Total for Todd Penegor	3,291,979	8,596,408	8,005,313	9,669,733	7,213,774

Deduct: Reported Value of Equity Awards Granted during Fiscal Year	—	(5,749,960)	(5,249,966)	(5,249,974)	(4,599,975)

Add : Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	—	4,579,532	5,413,992	6,822,175	3,821,709

Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(445,081)	(3,216,785)	(929,034)	(134,543)	343,964

Add or Deduct : Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(1,234,151)	(3,121,640)	(803,357)	(49,181)	576,656

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(3,940,136)	—	—	—	—

Add : Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	54,343	324,895	214,286	152,255	99,511

CAP to Todd Penegor (a)	(2,273,046)	1,412,451	6,651,234	11,210,465	7,455,639

The Wendy’s Company 2025 Proxy Statement
  77

K IRK T ANNER (PEO FROM F EBRUARY 5, 2024)
2024 ($)

SCT Total for Kirk Tanner	17,308,117

Deduct: Reported Value of Equity Awards Granted during Fiscal Year	(14,999,961)

Add : Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	11,285,145

Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	—

Add or Deduct : Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	—

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—

Add : Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	528,540

CAP to Kirk Tanner (a)	14,121,842

(a)
The fair value or change in fair value, as applicable, of the equity awards described in the line items above was determined by reference to: (i) with respect to RSU awards, the closing price of our Common Stock on applicable year-end
dates or, in the case of vesting dates, the actual vesting price; (ii) with respect to cumulative free cash flow-based performance unit awards, the same valuation methodology as RSU awards above except year-end
and vesting date values were multiplied by the probability of achievement as of each such date; (iii) with respect to relative total shareholder return-based performance unit awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end
date(s) or, in the case of a vesting date, the actual vesting price and probability of achievement as of each such date; and (iv) with respect to stock options, the fair value calculated by a Black-Scholes-Merton option pricing model as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing price of our Common Stock, risk-free interest rate, expected life in years, expected volatility and expected dividend yield as of the revaluation date.

(3)
The dollar amounts shown in column (f) reflect the average of the amounts reported in the “Total” column of the SCT for the
Non-PEO
NEOs as a group for each applicable year. For 2024, the
Non-PEO
NEOs consisted of Mr. Cook, Ms. Pringle, Mr. Wunsch, Ms. Radkoski and Mr. Plosch. For 2023, the
Non-PEO
NEOs consisted of Mr. Plosch, Ms. Pringle, Mr. Vasconi, Mr. Wunsch and Mr. Kurt A. Kane, our former President, U.S. and Chief Commercial Officer. For each of 2022, 2021 and 2020, the
Non-PEO
NEOs consisted of Mr. Plosch, Mr. Kane, Ms. Pringle and Mr. Vasconi.

78
The Wendy’s Company 2025 Proxy Statement

(4)
The dollar amounts shown in column (g) reflect the average amount of CAP to the
Non-PEO
NEOs as a group, as calculated in accordance with Item 402(v) of SEC Regulation
S-K
for each applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation
S-K,
the following adjustments were made to the average of the amounts reported in the “Total” column of the SCT for the
Non-PEO
NEOs as a group for each year to determine the CAP:

	N ON -PEO NEO S
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Average SCT Total for Non-PEO NEOs	2,490,509	2,746,501	2,864,852	3,463,434	3,061,513

Deduct: Average Reported Value of Equity Awards Granted during Fiscal Year	(1,293,968)	(1,089,970)	(1,512,478)	(1,437,476)	(2,006,198)

Add : Average Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	943,814	868,100	1,559,732	1,867,954	1,727,753

Add or Deduct : Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(324,716)	(744,500)	(302,803)	22,280	148,100

Add or Deduct : Average Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(247,535)	(751,182)	(208,462)	638	149,668

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	(426,831)	—	—	—

Add : Average Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	63,902	84,436	81,685	57,770	30,028

Average CAP to Non-PEO NEOs (a)	1,632,006	686,555	2,482,526	3,974,600	3,110,864

(a)	See footnote (2.a) above for a discussion of the determination of the fair value or change in fair value, as applicable, of the equity awards described in the line items above.

(5)	Assumes an initial investment of $100 on December 27, 2019, the last trading day of fiscal 2019 and a reinvestment of all dividends when received.

(6)
The peer group reflected is the same market capitalization weighted peer group used by the Company for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
In addition, peer group total shareholder return is calculated using the same method the Company uses for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
Assumes an initial investment of $100 on December 27, 2019, the last trading day of fiscal 2019 and a reinvestment of all dividends when received. The companies that comprise this peer group are: Brinker International, Inc.; Chipotle Mexican Grill, Inc.; Darden Restaurants, Inc.; Dine Brands Global, Inc.; Domino’s Pizza, Inc.; Jack in the Box Inc.; McDonald’s Corporation; Papa John’s International, Inc.; Red Robin Gourmet Burgers, Inc.; Restaurant Brands International Inc.; Starbucks Corporation; The Wendy’s Company; and Yum! Brands, Inc.

(7)
The dollar amounts reported represent the amount of the Company’s net income for the applicable year, each as calculated in accordance with accounting principles generally accepted in the United States of America (GAAP).

(8)
The Company has determined that adjusted EBITDA is the most important financial performance measure used by the Company to link CAP to our NEOs for the 2024 fiscal year to the Company’s performance. As used in this section, adjusted EBITDA reflects the Company’s reported financial results for the applicable fiscal year and is defined as earnings before interest, taxes, depreciation and amortization, as adjusted to exclude the impact of certain specific non-recurring
and unusual items. See
Annex A
for additional details regarding adjusted EBITDA.

Company Selected Measure Name			adjusted EBITDA
Named Executive Officers, Footnote	For 2024, the
Non-PEO
NEOs consisted of Mr. Cook, Ms. Pringle, Mr. Wunsch, Ms. Radkoski and Mr. Plosch. For 2023, the
Non-PEO
NEOs consisted of Mr. Plosch, Ms. Pringle, Mr. Vasconi, Mr. Wunsch and Mr. Kurt A. Kane, our former President, U.S. and Chief Commercial Officer. For each of 2022, 2021 and 2020, the
Non-PEO
			NEOs consisted of Mr. Plosch, Mr. Kane, Ms. Pringle and Mr. Vasconi.
Peer Group Issuers, Footnote
(6)
The peer group reflected is the same market capitalization weighted peer group used by the Company for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
In addition, peer group total shareholder return is calculated using the same method the Company uses for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
Assumes an initial investment of $100 on December 27, 2019, the last trading day of fiscal 2019 and a reinvestment of all dividends when received. The companies that comprise this peer group are: Brinker International, Inc.; Chipotle Mexican Grill, Inc.; Darden Restaurants, Inc.; Dine Brands Global, Inc.; Domino’s Pizza, Inc.; Jack in the Box Inc.; McDonald’s Corporation; Papa John’s International, Inc.; Red Robin Gourmet Burgers, Inc.; Restaurant Brands International Inc.; Starbucks Corporation; The Wendy’s Company; and Yum! Brands, Inc.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts shown in columns (d) and (e) reflect the amount of CAP to Mr. Penegor and Mr. Tanner, respectively, as calculated in accordance with Item 402(v) of SEC Regulation
S-K
for each applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation
S-K,
the following adjustments were made to the amounts reported in the “Total” column of the SCT for Mr. Penegor and Mr. Tanner, as applicable, for each year to determine the CAP:

	T ODD P ENEGOR (PEO UNTIL F EBRUARY 5, 2024)
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

SCT Total for Todd Penegor	3,291,979	8,596,408	8,005,313	9,669,733	7,213,774

Deduct: Reported Value of Equity Awards Granted during Fiscal Year	—	(5,749,960)	(5,249,966)	(5,249,974)	(4,599,975)

Add : Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	—	4,579,532	5,413,992	6,822,175	3,821,709

Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(445,081)	(3,216,785)	(929,034)	(134,543)	343,964

Add or Deduct : Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(1,234,151)	(3,121,640)	(803,357)	(49,181)	576,656

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(3,940,136)	—	—	—	—

Add : Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	54,343	324,895	214,286	152,255	99,511

CAP to Todd Penegor (a)	(2,273,046)	1,412,451	6,651,234	11,210,465	7,455,639

The Wendy’s Company 2025 Proxy Statement
  77

K IRK T ANNER (PEO FROM F EBRUARY 5, 2024)
2024 ($)

SCT Total for Kirk Tanner	17,308,117

Deduct: Reported Value of Equity Awards Granted during Fiscal Year	(14,999,961)

Add : Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	11,285,145

Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	—

Add or Deduct : Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	—

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—

Add : Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	528,540

CAP to Kirk Tanner (a)	14,121,842

(a)
The fair value or change in fair value, as applicable, of the equity awards described in the line items above was determined by reference to: (i) with respect to RSU awards, the closing price of our Common Stock on applicable year-end
dates or, in the case of vesting dates, the actual vesting price; (ii) with respect to cumulative free cash flow-based performance unit awards, the same valuation methodology as RSU awards above except year-end
and vesting date values were multiplied by the probability of achievement as of each such date; (iii) with respect to relative total shareholder return-based performance unit awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end
date(s) or, in the case of a vesting date, the actual vesting price and probability of achievement as of each such date; and (iv) with respect to stock options, the fair value calculated by a Black-Scholes-Merton option pricing model as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing price of our Common Stock, risk-free interest rate, expected life in years, expected volatility and expected dividend yield as of the revaluation date.

Non-PEO NEO Average Total Compensation Amount			$ 2,490,509	$ 2,746,501	$ 2,864,852	$ 3,463,434	$ 3,061,513
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,632,006	686,555	2,482,526	3,974,600	3,110,864
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts shown in column (g) reflect the average amount of CAP to the
Non-PEO
NEOs as a group, as calculated in accordance with Item 402(v) of SEC Regulation
S-K
for each applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation
S-K,
the following adjustments were made to the average of the amounts reported in the “Total” column of the SCT for the
Non-PEO
NEOs as a group for each year to determine the CAP:

	N ON -PEO NEO S
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Average SCT Total for Non-PEO NEOs	2,490,509	2,746,501	2,864,852	3,463,434	3,061,513

Deduct: Average Reported Value of Equity Awards Granted during Fiscal Year	(1,293,968)	(1,089,970)	(1,512,478)	(1,437,476)	(2,006,198)

Add : Average Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	943,814	868,100	1,559,732	1,867,954	1,727,753

Add or Deduct : Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(324,716)	(744,500)	(302,803)	22,280	148,100

Add or Deduct : Average Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(247,535)	(751,182)	(208,462)	638	149,668

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	(426,831)	—	—	—

Add : Average Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	63,902	84,436	81,685	57,770	30,028

Average CAP to Non-PEO NEOs (a)	1,632,006	686,555	2,482,526	3,974,600	3,110,864

(a)	See footnote (2.a) above for a discussion of the determination of the fair value or change in fair value, as applicable, of the equity awards described in the line items above.

Compensation Actually Paid vs. Total Shareholder Return
CAP and the Company’s TSR, Net Income and Adjusted EBITDA
The tables below demonstrate the relationship between (i) CAP to our PEO and the average amount of CAP to our
Non-PEO
NEOs and (ii) the Company’s TSR, net income and adjusted EBITDA for each of 2024, 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Company TSR and Peer Group TSR
The table below demonstrates the relationship between (i) the Company’s TSR and (ii) the weighted TSR of the Company’s peer group disclosed in footnote (6) to the Pay Versus Performance Table above, beginning on December 27, 2019 (the last trading day of fiscal 2019) and ending on December 27, 2024 (the last trading day of fiscal 2024).

Tabular List, Table
F
INANCIAL
P
ERFORMANCE
M
EASURES
As described in greater detail under the caption “Compensation Discussion and Analysis,” performance-based pay constitutes the most significant portion of target total direct compensation for the Company’s senior executives, consistent with the Company’s pay-for-performance
philosophy. In our assessment, the financial performance measures selected for use in the 2024 annual cash incentive plan and long-term equity incentive awards represent the most important financial performance measures used by the Company to link CAP to the Company’s NEOs during 2024 to the Company’s performance. These measures include:

•	Adjusted EBITDA;

•	Global Same-Restaurant Sales Growth;

•	Free Cash Flow;

•	Global Systemwide Sales; and

•	Relative Total Stockholder Return (TSR) (the Company’s TSR as compared to the S&P MidCap 400 index)
See “Compensation Discussion and Analysis” for additional details on how each of the financial performance measures listed above were used in the Company’s 2024 executive compensation program.

Total Shareholder Return Amount			$ 87.72	97.84	108.29	111.37	100.34
Peer Group Total Shareholder Return Amount			186.65	163	134.77	147.99	120.08
Net Income (Loss)			$ 194,400,000	$ 204,400,000	$ 177,400,000	$ 200,400,000	$ 117,800,000
Company Selected Measure Amount			543,600,000	535,900,000	497,800,000	467,000,000	420,100,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Global Same-Restaurant Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name			Global Systemwide Sales
Measure:: 5
Pay vs Performance Disclosure
Name			Relative Total Stockholder Return (TSR) (the Company’s TSR as compared to the S&P MidCap 400 index)
Todd Penegor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,291,979	$ 8,596,408	$ 8,005,313	$ 9,669,733	$ 7,213,774
PEO Actually Paid Compensation Amount			(2,273,046)	$ 1,412,451	$ 6,651,234	$ 11,210,465	$ 7,455,639
PEO Name	Mr. Penegor			Mr. Penegor	Mr. Penegor	Mr. Penegor	Mr. Penegor
Kirk Tanner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 17,308,117	17,308,117	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount		$ 14,121,842	14,121,842	0	0	0	0
PEO Name		Mr. Tanner
PEO | Todd Penegor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(5,749,960)	(5,249,966)	(5,249,974)	(4,599,975)
PEO | Todd Penegor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	4,579,532	5,413,992	6,822,175	3,821,709
PEO | Todd Penegor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(445,081)	(3,216,785)	(929,034)	(134,543)	343,964
PEO | Todd Penegor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,234,151)	(3,121,640)	(803,357)	(49,181)	576,656
PEO | Todd Penegor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,940,136)	0	0	0	0
PEO | Todd Penegor [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			54,343	324,895	214,286	152,255	99,511
PEO | Kirk Tanner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (14,999,961)
PEO | Kirk Tanner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,285,145
PEO | Kirk Tanner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Kirk Tanner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Kirk Tanner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Kirk Tanner [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 528,540
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,293,968)	(1,089,970)	(1,512,478)	(1,437,476)	(2,006,198)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			943,814	868,100	1,559,732	1,867,954	1,727,753
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(324,716)	(744,500)	(302,803)	22,280	148,100
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(247,535)	(751,182)	(208,462)	638	149,668
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(426,831)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 63,902	$ 84,436	$ 81,685	$ 57,770	$ 30,028